Notes Receivable, Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Evolution Metals LLC [Member]
Notes Receivable, Related Party [Line Items]
Notes Receivable, Related Party

Note 7 — Notes Receivable, Related Party

In January 2025, February 2025, and March 2025, the Company entered into four additional unsecured promissory notes with the managing member of the Company in the amounts of $502,000, $250,000, $620,000, and $308,000 (the “Q1 2025 Related Party Notes”) such that the managing member of the Company in his individual capacity could make a foreign direct investment for the benefit of the Company. The Q1 2025 Related Party Notes are non-interest bearing and mature on the earlier of (a) the Closing or (b) December 31, 2025. For the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, an allowance for credit losses of $840,000 and $0, respectively, related to the Q1 2025 Related Party Notes were included in the accompanying statement of operations.

Note 7 — Notes Receivable, Related Party

In May 2024, September 2024, November 2024 and December 2024, the Company entered into five unsecured promissory notes receivable with the managing member of the Company in the amount of $1,000,000, $1,500,000, $100,000, $299,700 and $350,000 (collectively, the “Related Party Notes”). The Related Party Notes are non-interest bearing and mature on the earlier of (a) the Company’s closing of the Business Combination or (b) December 31, 2025. For the period from February 8, 2024 (inception) to December 31, 2024, an allowance for credit losses of $1,624,850 related to the Related Party Notes was included in the accompanying statement of operations.